Segment reporting - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021
Revenue, Major Customer [Line Items]
Property and equipment, net | $	$ 6,914	$ 7,255	$ 7,423
Number of operating segments | segment	1
Number of reportable segments | segment	1
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Other than U.S. and Brazil [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | U.S. [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage		68.00%	62.00%	75.00%
Geographic Concentration Risk [Member] | Property, plant and equipment [Member] | U.S. [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage		99.00%	99.00%
Property and equipment, net | $		$ 7,200	$ 7,300